UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-01236

Deutsche Market Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                       as of January 31, 2017 (Unaudited)

Deutsche Global Income Builder Fund

		Shares	Value ($)
Common Stocks 57.7%
Consumer Discretionary 4.7%
Automobiles 0.5%
Mazda Motor Corp.		117,900	1,722,277
Toyota Motor Corp.		43,200	2,501,548
			4,223,825
Hotels, Restaurants & Leisure 0.5%
Galaxy Entertainment Group Ltd.		428,200	2,032,271
McDonald's Corp.		2,619	321,011
SJM Holdings Ltd.		1,812,300	1,440,129
			3,793,411
Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc.*		4,676	3,850,592
Media 1.7%
Altice NV "B"*		47,526	1,047,027
Comcast Corp. "A"		89,902	6,780,409
Discovery Communications, Inc. "A"*		33,399	946,861
Liberty Media Corp.-Liberty Braves "C"*		6,270	125,274
Liberty Media Corp.-Liberty Formula One "C"*		15,574	447,597
Liberty Media Corp.-Liberty SiriusXM "C"*		62,397	2,239,428
Twenty-First Century Fox, Inc. "B"		61,279	1,900,262
Walt Disney Co.		4,301	475,906
			13,962,764
Multiline Retail 0.4%
Dollarama, Inc.		37,512	2,840,966
Specialty Retail 1.1%
Dixons Carphone PLC		526,884	2,092,141
Home Depot, Inc.		38,637	5,315,678
Kingfisher PLC		322,008	1,362,946
			8,770,765
Consumer Staples 7.1%
Beverages 1.1%
Coca-Cola Co.		150,618	6,261,190
PepsiCo, Inc.		23,389	2,427,311
			8,688,501
Food & Staples Retailing 0.5%
Costco Wholesale Corp.		27,129	4,447,799
Food Products 2.4%
General Mills, Inc.		86,908	5,430,012
Kellogg Co.		62,022	4,509,620
Kerry Group PLC "A"		38,075	2,675,397
McCormick & Co., Inc.		52,483	5,014,751
Orkla ASA		161,282	1,504,586
			19,134,366
Household Products 2.3%
Church & Dwight Co., Inc.		37,418	1,692,042
Clorox Co.		38,356	4,602,720
Kimberly-Clark Corp.		50,796	6,152,920
Procter & Gamble Co.		65,609	5,747,348
			18,195,030
Tobacco 0.8%
Altria Group, Inc.		6,645	472,991
Philip Morris International, Inc.		62,585	6,016,296
			6,489,287
Energy 3.9%
Energy Equipment & Services 0.7%
TechnipFMC PLC*		148,186	4,856,590
WorleyParsons Ltd.*		69,974	521,859
			5,378,449
Oil, Gas & Consumable Fuels 3.2%
Delek Group Ltd.		10,758	2,322,344
Exxon Mobil Corp.		53,509	4,488,870
Inpex Corp.		244,900	2,391,847
Lundin Petroleum AB*		141,823	3,057,748
Repsol SA		252,590	3,728,166
Royal Dutch Shell PLC "B"		75,406	2,121,163
TOTAL SA		109,643	5,523,194
Woodside Petroleum Ltd.		94,578	2,257,469
			25,890,801
Financials 11.3%
Banks 5.2%
Banco Santander SA		391,325	2,173,496
Bank Leumi Le-Israel BM*		326,121	1,348,072
Bank of America Corp.		182,986	4,142,803
Bank of Ireland*		8,145,273	2,180,206
Canadian Imperial Bank of Commerce		19,366	1,649,142
Citigroup, Inc.		62,960	3,515,057
ING Groep NV		326,684	4,672,683
JPMorgan Chase & Co.		78,581	6,650,310
Toronto-Dominion Bank		170,359	8,825,284
Wells Fargo & Co.		109,643	6,176,190
			41,333,243
Capital Markets 1.5%
CI Financial Corp.		217,229	4,540,733
Macquarie Group Ltd.		65,110	4,164,249
Schroders PLC		91,308	3,371,152
			12,076,134
Consumer Finance 0.4%
Discover Financial Services		48,645	3,370,126
Diversified Financial Services 1.4%
Berkshire Hathaway, Inc. "B"*		44,532	7,309,483
Onex Corp.		58,753	4,111,468
			11,420,951
Insurance 2.6%
Arthur J. Gallagher & Co.		183,829	9,895,515
Marsh & McLennan Companies, Inc.		60,341	4,104,395
RenaissanceRe Holdings Ltd.		50,889	6,937,188
			20,937,098
Thrifts & Mortgage Finance 0.2%
New York Community Bancorp., Inc.		105,248	1,598,717
Health Care 6.3%
Biotechnology 1.3%
CSL Ltd.		42,382	3,608,616
Grifols SA		320,883	6,863,513
			10,472,129
Health Care Equipment & Supplies 0.8%
Medtronic PLC		43,313	3,292,654
Smith & Nephew PLC		218,160	3,248,163
			6,540,817
Health Care Providers & Services 0.7%
DaVita, Inc.*		25,167	1,604,396
Henry Schein, Inc.*		25,073	4,008,170
			5,612,566
Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc.		21,047	1,030,672
Pharmaceuticals 3.4%
Allergan PLC*		6,645	1,454,524
AstraZeneca PLC		46,495	2,459,153
GlaxoSmithKline PLC		184,705	3,557,457
Johnson & Johnson		58,003	6,568,840
Merck & Co., Inc.		70,911	4,395,773
Orion Oyj "B"		82,888	3,853,608
Pfizer, Inc.		110,205	3,496,805
Sanofi		14,322	1,152,449
			26,938,609
Industrials 7.1%
Aerospace & Defense 0.3%
General Dynamics Corp.		11,696	2,117,912
Air Freight & Logistics 0.6%
United Parcel Service, Inc. "B"		41,350	4,512,526
Commercial Services & Supplies 0.9%
Quad Graphics, Inc.		67	1,754
Republic Services, Inc.		127,602	7,321,803
			7,323,557
Electrical Equipment 0.0%
Schneider Electric SE		3,651	260,152
Industrial Conglomerates 2.0%
CK Hutchison Holdings Ltd.		246,500	2,947,860
General Electric Co.		153,706	4,565,068
Honeywell International, Inc.		58,378	6,907,285
Koninklijke Philips NV		15,932	467,006
Toshiba Corp.*		646,000	1,381,838
			16,269,057
Machinery 1.1%
Atlas Copco AB "B"		98,697	2,858,562
Kawasaki Heavy Industries Ltd.		638,000	1,992,801
Metso Oyj		120,119	3,685,743
			8,537,106
Marine 0.2%
A P Moller-Maersk AS "A"		844	1,344,794
Road & Rail 0.2%
Canadian National Railway Co.		4,676	324,993
MTR Corp., Ltd.		336,900	1,714,751
			2,039,744
Trading Companies & Distributors 1.8%
Marubeni Corp.		669,900	4,064,748
Mitsubishi Corp.		169,500	3,807,308
Mitsui & Co., Ltd.		225,300	3,296,523
Sumitomo Corp.		293,500	3,669,660
			14,838,239
Information Technology 6.9%
Communications Equipment 0.2%
Cisco Systems, Inc.		20,296	623,493
Harris Corp.		10,195	1,047,129
			1,670,622
Internet Software & Services 1.4%
Alphabet, Inc. "A"*		7,670	6,290,857
Facebook, Inc. "A"*		34,055	4,438,048
Zillow Group, Inc. "C"* (a)		18,897	668,576
			11,397,481
IT Services 1.2%
Computer Sciences Corp.		20,860	1,297,492
Paychex, Inc.		96,828	5,837,760
Visa, Inc. "A"		24,510	2,027,222
			9,162,474
Semiconductors & Semiconductor Equipment 1.1%
ASM Pacific Technology Ltd.		228,500	2,778,788
ASML Holding NV		1,406	170,365
Rohm Co., Ltd.		33,600	2,141,930
STMicroelectronics NV		298,148	3,928,941
			9,020,024
Software 1.5%
Constellation Software, Inc.		7,295	3,294,901
Microsoft Corp.		92,052	5,951,162
The Sage Group PLC		370,278	2,861,146
			12,107,209
Technology Hardware, Storage & Peripherals 1.5%
Apple, Inc.		70,161	8,514,037
Brother Industries Ltd.		177,000	3,255,405
			11,769,442
Materials 4.3%
Chemicals 3.0%
AdvanSix, Inc.*		2,319	59,575
GEO Specialty Chemicals, Inc.*		57,540	22,193
Israel Chemicals Ltd.		457,467	2,100,481
Koninklijke DSM NV		89,527	5,715,532
Shin-Etsu Chemical Co., Ltd.		12,300	1,060,371
Solvay SA		37,794	4,427,651
The Israel Corp., Ltd.*		12,533	2,353,259
Umicore SA		105,992	5,920,493
Yara International ASA		56,222	2,373,202
			24,032,757
Construction Materials 0.7%
CRH PLC		175,222	6,062,846
Metals & Mining 0.6%
JFE Holdings, Inc.		13,000	226,961
Kobe Steel Ltd.*		181,200	1,755,851
Sumitomo Metal Mining Co., Ltd.		211,000	2,847,435
			4,830,247
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITs) 1.5%
Federal Realty Investment Trust		39,944	5,609,336
Public Storage		21,328	4,585,520
Regency Centers Corp.		31,343	2,185,547
			12,380,403
Real Estate Management & Development 0.5%
Wharf Holdings Ltd.		474,500	3,566,813
Telecommunication Services 2.2%
Diversified Telecommunication Services 2.1%
AT&T, Inc.		223,217	9,410,829
Telecom Italia SpA (RSP)*		611,079	437,265
Verizon Communications, Inc.		138,751	6,800,187
			16,648,281
Wireless Telecommunication Services 0.1%
SoftBank Group Corp.		12,400	955,793
Utilities 1.9%
Electric Utilities 1.5%
Alliant Energy Corp.		171,665	6,463,187
Pinnacle West Capital Corp.		8,139	631,831
Southern Co.		101,130	4,998,856
			12,093,874
Multi-Utilities 0.3%
DTE Energy Co.		26,754	2,639,015
Water Utilities 0.1%
American Water Works Co., Inc.		5,051	370,945
Total Common Stocks (Cost $414,084,789)			462,948,931
Preferred Stocks 0.3%
Consumer Discretionary
Bayerische Motoren Werke (BMW) AG		21,516	1,614,137
Volkswagen AG		6,551	1,015,530
Total Preferred Stocks (Cost $2,671,160)			2,629,667
Warrant 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (Cost $90,209)		506	4,123
		Principal Amount ($) (b)	Value ($)
Corporate Bonds 22.5%
Consumer Discretionary 3.9%
1011778 B.C. Unlimited Liability Co., 144A, 4.625%, 1/15/2022		90,000	92,363
21st Century Fox America, Inc., 144A, 3.375%, 11/15/2026		2,322,000	2,260,613
Ally Financial, Inc., 4.125%, 3/30/2020		205,000	208,331
Altice Financing SA, 144A, 7.5%, 5/15/2026		1,800,000	1,899,000
AmeriGas Finance LLC, 7.0%, 5/20/2022		239,000	250,651
Asbury Automotive Group, Inc., 6.0%, 12/15/2024		105,000	107,363
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		215,000	210,700
Boyd Gaming Corp., 6.875%, 5/15/2023		105,000	112,749
CCO Holdings LLC, 144A, 5.875%, 5/1/2027		2,035,000	2,159,013
Cequel Communications Holdings I LLC, 144A, 5.125%, 12/15/2021		1,390,000	1,409,112
Charter Communications Operating LLC:
3.579%, 7/23/2020		190,000	194,647
4.908%, 7/23/2025		130,000	136,696
Churchill Downs, Inc., 5.375%, 12/15/2021		121,000	125,537
Clear Channel Worldwide Holdings, Inc., Series B, 6.5%, 11/15/2022		595,000	621,180
CSC Holdings LLC:
5.25%, 6/1/2024		185,000	185,925
144A, 5.5%, 4/15/2027		1,800,000	1,827,000
144A, 10.125%, 1/15/2023		1,000,000	1,159,380
CVS Health Corp., 5.125%, 7/20/2045		230,000	252,961
Dana, Inc., 5.5%, 12/15/2024		170,000	176,800
DISH DBS Corp.:
4.25%, 4/1/2018		290,000	295,800
5.0%, 3/15/2023		845,000	831,269
7.875%, 9/1/2019		1,120,000	1,233,400
Dollar Tree, Inc., 5.75%, 3/1/2023		247,000	261,573
Fiat Chrysler Automobiles NV, 4.5%, 4/15/2020 (a)		380,000	388,588
Ford Motor Co., 5.291%, 12/8/2046		150,000	148,912
Ford Motor Credit Co., LLC, 5.875%, 8/2/2021		3,250,000	3,615,209
General Motors Co., 6.6%, 4/1/2036		110,000	126,697
General Motors Financial Co., Inc.:
3.2%, 7/13/2020		420,000	423,069
3.2%, 7/6/2021		255,000	253,793
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		135,000	136,012
Group 1 Automotive, Inc.:
5.0%, 6/1/2022		500,000	506,250
144A, 5.25%, 12/15/2023		160,000	160,400
Hanesbrands, Inc., 144A, 4.875%, 5/15/2026		205,000	201,925
MDC Partners, Inc., 144A, 6.5%, 5/1/2024		50,000	43,500
Mediacom Broadband LLC, 6.375%, 4/1/2023		145,000	151,887
MGM Resorts International:
6.625%, 12/15/2021		1,095,000	1,220,925
6.75%, 10/1/2020		380,000	420,850
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022		105,000	107,231
Penske Automotive Group, Inc., 5.5%, 5/15/2026		165,000	164,175
Quebecor Media, Inc., 5.75%, 1/15/2023		130,000	136,175
SFR Group SA, 144A, 6.0%, 5/15/2022		700,000	720,125
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026		70,000	71,138
Springs Industries, Inc., 6.25%, 6/1/2021		210,000	217,350
The Gap, Inc., 5.95%, 4/12/2021 (a)		680,000	717,486
Time Warner, Inc., 3.8%, 2/15/2027		480,000	468,180
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023		2,855,000	2,969,200
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025		1,045,000	1,060,675
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025		265,000	254,400
144A, 8.5%, 10/15/2022		195,000	204,994
Virgin Media Secured Finance PLC, 144A, 5.25%, 1/15/2026		375,000	376,264
Walgreens Boots Alliance, Inc., 4.8%, 11/18/2044		200,000	203,646
			31,481,119
Consumer Staples 0.8%
Anheuser-Busch InBev Finance, Inc., 4.9%, 2/1/2046		310,000	331,733
Aramark Services, Inc., 5.125%, 1/15/2024		90,000	93,524
Cott Beverages, Inc.:
5.375%, 7/1/2022		575,000	588,800
6.75%, 1/1/2020		250,000	259,125
Danone SA, 144A, 2.947%, 11/2/2026		295,000	280,856
JBS U.S.A. LUX SA, 144A, 8.25%, 2/1/2020		1,840,000	1,886,000
Kellogg Co., 2.65%, 12/1/2023		1,540,000	1,507,737
Kraft Heinz Foods Co., 4.375%, 6/1/2046		140,000	130,884
Minerva Luxembourg SA, 144A, 12.25%, 2/10/2022		1,000,000	1,065,000
Molson Coors Brewing Co., 4.2%, 7/15/2046		160,000	148,486
Smithfield Foods, Inc.:
144A, 3.35%, 2/1/2022 (c)		95,000	95,511
144A, 4.25%, 2/1/2027 (c)		115,000	116,304
The WhiteWave Foods Co., 5.375%, 10/1/2022		155,000	168,563
			6,672,523
Energy 5.1%
Anadarko Petroleum Corp.:
4.85%, 3/15/2021		70,000	75,246
5.55%, 3/15/2026 (a)		150,000	168,739
Antero Resources Corp., 5.125%, 12/1/2022		440,000	443,300
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022		65,000	66,625
Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023		180,000	184,725
Cheniere Corpus Christi Holdings LLC, 144A, 7.0%, 6/30/2024		1,800,000	2,009,250
ConocoPhillips Co., 4.15%, 11/15/2034		170,000	167,836
Delek & Avner Tamar Bond Ltd., 144A, 5.082%, 12/30/2023		250,000	260,312
Empresa Nacional del Petroleo, 144A, 3.75%, 8/5/2026		1,600,000	1,528,000
Enbridge, Inc., 5.5%, 12/1/2046		485,000	524,241
Encana Corp., 5.15%, 11/15/2041		300,000	285,081
Energy Transfer Partners LP, 5.95%, 10/1/2043		110,000	116,006
Halliburton Co., 4.85%, 11/15/2035		185,000	198,116
Hilcorp Energy I LP, 144A, 5.75%, 10/1/2025		370,000	373,237
KazMunayGas National Co. JSC, 144A, 9.125%, 7/2/2018		3,500,000	3,794,000
Kinder Morgan Energy Partners LP:
4.7%, 11/1/2042		150,000	140,578
6.375%, 3/1/2041		50,000	55,709
Korea National Oil Corp., 144A, 2.125%, 4/14/2021		320,000	310,358
Laredo Petroleum, Inc., 6.25%, 3/15/2023 (a)		210,000	219,712
Lukoil International Finance BV, 144A, 6.656%, 6/7/2022		3,500,000	3,893,750
Marathon Oil Corp., 5.2%, 6/1/2045		610,000	596,481
Newfield Exploration Co., 5.375%, 1/1/2026		105,000	108,675
Noble Holding International Ltd., 5.25%, 3/16/2018		60,000	60,450
Oasis Petroleum, Inc., 6.875%, 3/15/2022 (a)		80,000	82,000
Pertamina Persero PT, 144A, 5.25%, 5/23/2021		3,520,000	3,722,375
Petrobras Global Finance BV:
6.125%, 1/17/2022 (a)		936,000	965,484
8.375%, 5/23/2021		7,000,000	7,805,000
Petroleos Mexicanos:
4.625%, 9/21/2023		2,265,000	2,208,375
144A, 5.375%, 3/13/2022		729,000	743,179
Plains All American Pipeline LP:
2.85%, 1/31/2023		230,000	221,090
4.3%, 1/31/2043		380,000	322,381
4.5%, 12/15/2026		685,000	693,187
Range Resources Corp.:
4.875%, 5/15/2025		140,000	136,248
144A, 5.875%, 7/1/2022		175,000	183,313
Regency Energy Partners LP, 4.5%, 11/1/2023		150,000	155,496
Reliance Industries Ltd., 144A, 4.125%, 1/28/2025 (a)		3,000,000	3,023,926
Rice Energy, Inc., 7.25%, 5/1/2023		50,000	53,625
Rosneft Finance SA, 144A, 6.625%, 3/20/2017		500,000	502,726
Shell International Finance BV, 4.0%, 5/10/2046		150,000	143,421
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044		180,000	180,695
Tesoro Logistics LP:
5.25%, 1/15/2025		1,800,000	1,876,500
6.375%, 5/1/2024		110,000	119,488
Valero Energy Partners LP, 4.375%, 12/15/2026		610,000	617,361
Whiting Petroleum Corp., 6.25%, 4/1/2023 (a)		985,000	994,850
WPX Energy, Inc., 8.25%, 8/1/2023		210,000	238,875
			40,570,022
Financials 3.6%
AerCap Ireland Capital DAC, 3.75%, 5/15/2019		70,000	71,658
AIA Group Ltd., 144A, 4.5%, 3/16/2046		200,000	200,942
Akbank TAS, 144A, 5.0%, 10/24/2022		3,000,000	2,858,496
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		160,000	162,600
Apollo Investment Corp., 5.25%, 3/3/2025		250,000	244,824
Ares Capital Corp., 3.625%, 1/19/2022		230,000	224,948
Bank of America Corp.:
3.875%, 8/1/2025		3,250,000	3,285,090
4.443%, 1/20/2048		610,000	607,173
Barclays Bank PLC, 144A, 6.05%, 12/4/2017		500,000	515,573
BBVA Bancomer SA, 144A, 6.008%, 5/17/2022		500,000	498,750
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044		110,000	110,997
BPCE SA, 3.375%, 12/2/2026 (a)		250,000	245,195
Branch Banking & Trust Co., 1.45%, 5/10/2019		220,000	217,710
CIT Group, Inc., 144A, 5.0%, 5/15/2018		110,000	111,652
Citigroup, Inc., 3.3%, 4/27/2025		3,250,000	3,174,447
Corp. Financiera de Desarrollo SA, 144A, 4.75%, 2/8/2022		500,000	528,150
Credit Agricole SA, 144A, 4.125%, 1/10/2027		655,000	652,036
Credit Suisse Group AG, 144A, 4.282%, 1/9/2028		500,000	497,488
Credit Suisse Group Funding Guernsey Ltd., 3.8%, 6/9/2023		255,000	254,922
Credito Real SAB de CV SOFOM ER, 144A, 7.25%, 7/20/2023		500,000	500,000
Dubai Holding Commercial Operations MTN Ltd., 6.0%, 2/1/2017	GBP	1,000,000	1,257,999
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044		220,000	216,304
FS Investment Corp., 4.75%, 5/15/2022		310,000	315,767
HSBC Holdings PLC, 4.375%, 11/23/2026		640,000	643,409
International Lease Finance Corp., 6.25%, 5/15/2019		350,000	377,545
KKR Group Finance Co. III LLC, 144A, 5.125%, 6/1/2044		150,000	144,667
Legg Mason, Inc., 5.625%, 1/15/2044		210,000	212,280
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021		105,000	111,313
Lloyds Banking Group PLC, 3.75%, 1/11/2027		850,000	835,572
Loews Corp., 4.125%, 5/15/2043		180,000	172,289
Manulife Financial Corp., 5.375%, 3/4/2046		210,000	247,634
Massachusetts Mutual Life Insurance Co., 144A, 4.5%, 4/15/2065		55,000	51,386
Morgan Stanley:
4.375%, 1/22/2047		445,000	439,996
6.25%, 8/9/2026		3,000,000	3,555,786
National Savings Bank, 144A, 5.15%, 9/10/2019		500,000	504,500
Nationwide Financial Services, Inc., 144A, 5.3%, 11/18/2044		190,000	202,939
Royal Bank of Scotland Group PLC, 3.875%, 9/12/2023		255,000	247,820
Societe Generale SA, 144A, 2.625%, 9/16/2020		400,000	402,018
Standard Chartered PLC, 144A, 4.05%, 4/12/2026		325,000	323,601
Swiss Re Treasury U.S. Corp., 144A, 4.25%, 12/6/2042		140,000	136,365
The Goldman Sachs Group, Inc., 2.789% **, 10/28/2027		3,250,000	3,306,810
Voya Financial, Inc., 4.8%, 6/15/2046		165,000	160,026
			28,828,677
Health Care 1.8%
Abbott Laboratories:
2.9%, 11/30/2021		740,000	736,750
3.75%, 11/30/2026		3,000,000	2,953,620
4.9%, 11/30/2046		755,000	756,765
AbbVie, Inc., 4.7%, 5/14/2045		250,000	243,305
Actavis Funding SCS, 4.75%, 3/15/2045		95,000	93,685
Aetna, Inc., 4.375%, 6/15/2046		155,000	155,374
Celgene Corp., 5.0%, 8/15/2045		120,000	124,642
Endo Finance LLC, 144A, 5.375%, 1/15/2023		290,000	242,875
Endo Ltd.:
144A, 6.0%, 7/15/2023		230,000	196,075
144A, 6.0%, 2/1/2025		160,000	130,200
Gilead Sciences, Inc., 4.15%, 3/1/2047		165,000	155,242
HCA, Inc.:
5.875%, 2/15/2026		285,000	296,400
6.5%, 2/15/2020		2,020,000	2,206,850
LifePoint Health, Inc., 144A, 5.375%, 5/1/2024		45,000	43,088
Mallinckrodt International Finance SA, 4.75%, 4/15/2023 (a)		370,000	305,250
Mylan NV, 144A, 5.25%, 6/15/2046		225,000	211,473
Pfizer, Inc.:
4.0%, 12/15/2036		170,000	171,572
4.125%, 12/15/2046		85,000	85,267
Shire Acquisitions Investments Ireland DAC, 3.2%, 9/23/2026		453,000	425,345
Stryker Corp., 4.625%, 3/15/2046		90,000	92,087
Tenet Healthcare Corp.:
4.463% **, 6/15/2020		200,000	202,500
6.25%, 11/1/2018		460,000	483,575
6.75%, 6/15/2023 (a)		420,000	396,900
UnitedHealth Group, Inc.:
3.45%, 1/15/2027		220,000	223,147
4.2%, 1/15/2047		355,000	358,212
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020		385,000	331,100
144A, 5.875%, 5/15/2023		355,000	270,244
144A, 6.125%, 4/15/2025		1,050,000	786,187
144A, 6.375%, 10/15/2020 (a)		365,000	319,831
144A, 7.5%, 7/15/2021		1,515,000	1,316,156
			14,313,717
Industrials 0.5%
ADT Corp.:
3.5%, 7/15/2022		220,000	207,900
6.25%, 10/15/2021		225,000	244,688
Bombardier, Inc., 144A, 5.75%, 3/15/2022		1,480,000	1,454,100
FedEx Corp., 4.55%, 4/1/2046		115,000	114,774
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023		175,000	179,156
Masonite International Corp., 144A, 5.625%, 3/15/2023		145,000	150,075
Ply Gem Industries, Inc., 6.5%, 2/1/2022		179,000	183,905
Roper Technologies, Inc., 3.8%, 12/15/2026		245,000	244,393
Transurban Finance Co. Pty Ltd., 144A, 3.375%, 3/22/2027		160,000	151,834
United Rentals North America, Inc., 7.625%, 4/15/2022		810,000	848,475
Wise Metals Group LLC, 144A, 8.75%, 12/15/2018		185,000	191,298
ZF North America Capital, Inc., 144A, 4.5%, 4/29/2022		440,000	451,550
			4,422,148
Information Technology 0.5%
Activision Blizzard, Inc., 144A, 3.4%, 9/15/2026		190,000	181,370
Broadcom Corp.:
144A, 3.0%, 1/15/2022		463,000	460,988
144A, 3.625%, 1/15/2024		406,000	406,514
144A, 3.875%, 1/15/2027		463,000	459,469
Cardtronics, Inc., 5.125%, 8/1/2022		135,000	137,025
CDW LLC, 6.0%, 8/15/2022		325,000	342,875
Diamond 1 Finance Corp.:
144A, 4.42%, 6/15/2021		465,000	483,945
144A, 8.1%, 7/15/2036		130,000	156,995
First Data Corp., 144A, 6.75%, 11/1/2020 (a)		80,000	82,700
Micron Technology, Inc., 144A, 5.25%, 8/1/2023		175,000	175,438
NVIDIA Corp., 2.2%, 9/16/2021		160,000	156,056
Seagate HDD Cayman:
144A, 4.25%, 3/1/2022 (c)		400,000	399,080
5.75%, 12/1/2034		230,000	207,460
			3,649,915
Materials 2.8%
Ball Corp., 5.25%, 7/1/2025		225,000	236,531
Berry Plastics Corp., 5.5%, 5/15/2022		695,000	722,800
Cascades, Inc., 144A, 5.5%, 7/15/2022		145,000	146,994
CF Industries, Inc.:
144A, 3.4%, 12/1/2021		790,000	787,195
144A, 4.5%, 12/1/2026		95,000	94,943
Chemours Co., 6.625%, 5/15/2023 (a)		195,000	194,025
Constellium NV, 144A, 7.875%, 4/1/2021		250,000	268,437
Equate Petrochemical BV, 144A, 4.25%, 11/3/2026		2,490,000	2,446,425
Glencore Funding LLC, 144A, 4.625%, 4/29/2024		80,000	82,780
GTL Trade Finance, Inc., 144A, 5.893%, 4/29/2024 (a)		2,408,000	2,438,100
Hexion, Inc., 6.625%, 4/15/2020		315,000	293,737
Platform Specialty Products Corp., 144A, 6.5%, 2/1/2022 (a)		160,000	163,200
Potash Corp. of Saskatchewan, Inc., 4.0%, 12/15/2026		360,000	361,673
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020		3,880,000	3,994,770
St. Marys Cement, Inc., 144A, 5.75%, 1/28/2027		3,360,000	3,284,400
Teck Resources Ltd.:
144A, 8.0%, 6/1/2021		205,000	226,013
144A, 8.5%, 6/1/2024		50,000	58,188
Tronox Finance LLC:
6.375%, 8/15/2020		45,000	43,256
144A, 7.5%, 3/15/2022		245,000	238,875
United States Steel Corp., 144A, 8.375%, 7/1/2021		75,000	83,250
UPL Corp., Ltd., 144A, 3.25%, 10/13/2021		2,800,000	2,737,076
Vale Overseas Ltd., 5.875%, 6/10/2021		3,500,000	3,745,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021		120,000	125,850
144A, 5.625%, 10/1/2024		60,000	63,225
			22,836,743
Real Estate 0.6%
CBL & Associates LP:
(REIT), 4.6%, 10/15/2024		112,000	104,167
(REIT), 5.25%, 12/1/2023		310,000	307,412
(REIT), 5.95%, 12/15/2026		520,000	515,023
Crown Castle International Corp., (REIT), 4.0%, 3/1/2027 (c)		166,000	165,665
CyrusOne LP, (REIT), 6.375%, 11/15/2022		225,000	237,375
Equinix, Inc.:
(REIT), 5.375%, 4/1/2023		690,000	721,968
(REIT), 5.875%, 1/15/2026		120,000	127,500
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022		900,000	947,477
Omega Healthcare Investors, Inc., (REIT), 4.95%, 4/1/2024		260,000	264,561
Select Income REIT, (REIT), 4.15%, 2/1/2022		260,000	259,543
Trust F/1401, 144A, (REIT), 5.25%, 1/30/2026		1,095,000	1,034,775
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021		40,000	40,592
(REIT), 4.875%, 6/1/2026		35,000	35,680
			4,761,738
Telecommunication Services 2.0%
AT&T, Inc.:
4.25%, 3/1/2027 (c)		977,000	976,414
4.5%, 5/15/2035		340,000	319,648
Bharti Airtel International Netherlands BV, 144A, 5.35%, 5/20/2024		750,000	786,811
CenturyLink, Inc.:
Series T, 5.8%, 3/15/2022		395,000	406,234
Series Y, 7.5%, 4/1/2024 (a)		370,000	391,738
Deutsche Telekom International Finance BV:
144A, 2.82%, 1/19/2022		1,070,000	1,063,086
144A, 3.6%, 1/19/2027		923,000	911,914
Digicel Group Ltd.:
144A, 7.125%, 4/1/2022		760,000	607,666
144A, 8.25%, 9/30/2020		610,000	540,612
Frontier Communications Corp.:
6.875%, 1/15/2025		415,000	348,081
7.125%, 1/15/2023		940,000	841,300
8.5%, 4/15/2020		1,645,000	1,752,912
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024 (a)		357,000	370,388
Level 3 Financing, Inc.:
144A, 5.25%, 3/15/2026		180,000	179,325
5.375%, 8/15/2022		830,000	856,975
5.375%, 5/1/2025		210,000	214,332
6.125%, 1/15/2021		525,000	542,719
Sprint Communications, Inc., 144A, 7.0%, 3/1/2020		245,000	266,131
Sprint Corp., 7.125%, 6/15/2024		1,485,000	1,551,825
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023		865,000	866,081
T-Mobile U.S.A., Inc.:
6.375%, 3/1/2025		316,000	341,675
6.625%, 11/15/2020		540,000	553,500
Verizon Communications, Inc., 4.672%, 3/15/2055		280,000	250,740
VimpelCom Holdings BV, 144A, 5.95%, 2/13/2023		250,000	261,550
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020		210,000	217,875
Zayo Group LLC, 6.375%, 5/15/2025		265,000	280,404
			15,699,936
Utilities 0.9%
Adani Transmission Ltd., 144A, 4.0%, 8/3/2026		400,000	380,024
Calpine Corp.:
5.375%, 1/15/2023		340,000	334,900
5.75%, 1/15/2025		110,000	107,525
Dynegy, Inc., 7.625%, 11/1/2024 (a)		485,000	461,962
Electricite de France SA, 144A, 4.75%, 10/13/2035		390,000	397,243
Majapahit Holding BV, 144A, 7.75%, 1/20/2020		4,000,000	4,488,000
NGL Energy Partners LP, 5.125%, 7/15/2019		175,000	175,000
NRG Energy, Inc., 6.25%, 5/1/2024 (a)		870,000	885,225
Southern Power Co., Series F, 4.95%, 12/15/2046		123,000	121,279
			7,351,158
Total Corporate Bonds (Cost $181,871,656)			180,587,696
Asset-Backed 0.2%
Miscellaneous
Hilton Grand Vacations Trust, "B", Series 2014-AA, 144A, 2.07%, 11/25/2026		899,752	888,135
PennyMac LLC, "A1", Series 2015-NPL1, 144A, 4.0%, 3/25/2055		920,351	925,354
Total Asset-Backed (Cost $1,819,142)			1,813,489
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 6.0%, 11/1/2021		49,313	55,538
Federal National Mortgage Association, 6.5% , with various maturities from 4/1/2017 until 6/1/2017		9,430	9,455
Government National Mortgage Association, 6.5%, 8/20/2034		69,483	79,174
Total Mortgage-Backed Securities Pass-Throughs (Cost $134,073)			144,167
Commercial Mortgage-Backed Securities 1.1%
Credit Suisse First Boston Mortgage Securities Corp., "G", Series 2005-C6, 144A, 5.23% **, 12/15/2040		2,425,021	2,423,033
CSAIL Commercial Mortgage Trust, "A4", Series 2015-C4, 3.808%, 11/15/2048		1,450,000	1,508,514
FHLMC Multifamily Structured Pass-Through Certificates, "X1", Series K043, Interest Only, 0.548% ***, 12/25/2024		7,461,572	271,388
GMAC Commercial Mortgage Securities, Inc., "G", Series 2004-C1, 144A, 5.455%, 3/10/2038		2,500,427	2,457,712
JPMBB Commercial Mortgage Securities Trust:
"A4", Series 2015-C28, 3.227%, 10/15/2048		2,185,000	2,190,170
"A3", Series 2014-C19, 3.669%, 4/15/2047		200,000	208,325
Total Commercial Mortgage-Backed Securities (Cost $9,036,391)			9,059,142
Collateralized Mortgage Obligations 1.7%
Fannie Mae Connecticut Avenue Securities, "1M1", Series 2016-C02, 2.906% **, 9/25/2028		1,657,813	1,679,311
Federal Home Loan Mortgage Corp.:
"HI", Series 3979, Interest Only, 3.0%, 12/15/2026		1,398,422	119,878
"IC", Series 3971, Interest Only, 3.0%, 3/15/2026		562,362	31,115
"IK", Series 4048, Interest Only, 3.0%, 5/15/2027		2,296,515	212,446
"PI", Series 3987, Interest Only, 3.0%, 1/15/2027		2,934,942	252,447
"PI", Series 4017, Interest Only, 3.0%, 3/15/2027		891,988	79,287
"PI", Series 3940, Interest Only, 4.0%, 2/15/2041		347,239	52,514
"C31", Series 303, Interest Only, 4.5%, 12/15/2042		6,030,461	1,178,904
"LI", Series 3720, Interest Only, 4.5%, 9/15/2025		1,986,449	227,838
"PI", Series 3843, Interest Only, 4.5%, 5/15/2038		2,243,276	208,765
Federal National Mortgage Association:
"WO", Series 2013-27, Principal Only, Zero Coupon, 12/25/2042		1,200,000	689,730
"4", Series 406, Interest Only, 4.0%, 9/25/2040		1,474,485	296,282
"JZ", Series 2012-4, 4.0%, 9/25/2041		3,106,734	3,365,668
"I", Series 2003-84, Interest Only, 6.0%, 9/25/2033		408,902	75,009
Government National Mortgage Association:
"PI", Series 2015-40, Interest Only, 4.0%, 4/20/2044		1,605,427	223,777
"QI", Series 2011-112, Interest Only, 4.0%, 5/16/2026		933,229	91,404
"AI", Series 2010-25, Interest Only, 4.5%, 3/16/2023		39,659	75
"BI", Series 2010-30, Interest Only, 4.5%, 7/20/2039		283,883	35,216
"IP", Series 2014-11, Interest Only, 4.5%, 1/20/2043		1,966,748	330,136
"IP", Series 2014-115, Interest Only, 4.5%, 2/20/2044		162,690	30,132
"ND", Series 2010-130, 4.5%, 8/16/2039		3,400,000	3,596,992
"NI", Series 2011-80, Interest Only, 4.5%, 5/16/2038		430,961	5,855
"PI", Series 2014-108, Interest Only, 4.5%, 12/20/2039		221,754	37,818
"IN", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,071,149	193,993
"IQ", Series 2011-18, Interest Only, 5.5%, 1/16/2039		312,147	33,194
"IV", Series 2009-69, Interest Only, 5.5%, 8/20/2039		1,025,924	204,236
"AI", Series 2007-38, Interest Only, 5.693% ***, 6/16/2037		241,196	34,739
"IJ", Series 2009-75, Interest Only, 6.0%, 8/16/2039		798,389	138,611
"SC", Series 2002-33, Interest Only, 6.633% ***, 5/16/2032		672,412	118,142
Total Collateralized Mortgage Obligations (Cost $12,322,979)			13,543,514
Government & Agency Obligations 7.7%
Other Government Related (d) 1.6%
Novatek OAO, 144A, 4.422%, 12/13/2022		1,392,000	1,389,940
Novolipetsk Steel, 144A, 4.5%, 6/15/2023		3,600,000	3,599,820
Provincia de Buenos Aires, 144A, 9.125%, 3/16/2024		375,000	408,750
Rosneft Oil Co., 144A, 4.199%, 3/6/2022		3,500,000	3,453,555
Sberbank of Russia, Series 7, REG S, 5.717%, 6/16/2021		900,000	963,234
Vnesheconombank, 144A, 6.902%, 7/9/2020		2,500,000	2,718,750
			12,534,049
Sovereign Bonds 3.5%
Dominican Republic, 144A, 6.875%, 1/29/2026		400,000	426,820
Export-Import Bank of India, 144A, 3.375%, 8/5/2026		4,000,000	3,771,732
Government of Indonesia, Series FR56, 8.375%, 9/15/2026	IDR	4,020,000,000	315,735
Ivory Coast Government International Bond, 144A, 6.375%, 3/3/2028		400,000	389,168
Mexican Udibonos Inflation-Linked Bond, Series S, 2.0%, 6/9/2022	MXN	37,402,132	1,720,747
Perusahaan Penerbit SBSN Indonesia III, 144A, 4.325%, 5/28/2025		800,000	808,240
Republic of Angola, 144A, 9.5%, 11/12/2025		450,000	429,588
Republic of Armenia, 144A, 7.15%, 3/26/2025		700,000	733,278
Republic of Costa Rica, 144A, 7.158%, 3/12/2045		500,000	486,390
Republic of Hungary:
6.25%, 1/29/2020		4,000,000	4,392,000
Series 19/A, 6.5%, 6/24/2019	HUF	90,600,000	358,423
Republic of Namibia, 144A, 5.25%, 10/29/2025		250,000	248,020
Republic of Panama, 3.75%, 3/16/2025		1,220,000	1,232,200
Republic of Portugal, 144A, 5.125%, 10/15/2024		1,700,000	1,642,826
Republic of Sri Lanka:
144A, 5.125%, 4/11/2019		1,000,000	1,014,933
144A, 5.75%, 1/18/2022		525,000	525,323
United Mexican States, Series M, 5.75%, 3/5/2026	MXN	225,104,200	9,605,792
			28,101,215
U.S. Government Sponsored Agency 0.5%
Tennessee Valley Authority, 4.25%, 9/15/2065		3,969,000	4,105,839
U.S. Treasury Obligations 2.1%
U.S. Treasury Bills:
0.4% ****, 2/9/2017 (e)		1,381,000	1,380,855
0.56% ****, 6/1/2017 (e)		2,107,000	2,103,382
U.S. Treasury Bonds:
2.25%, 8/15/2046		257,100	216,245
3.625%, 2/15/2044		300,000	332,789
U.S. Treasury Notes:
0.75%, 10/31/2017 (f) (g)		10,500,000	10,498,362
0.75%, 4/30/2018 (g)		1,000,000	997,383
1.5%, 8/15/2026		175,000	160,891
1.625%, 5/15/2026		1,420,000	1,323,318
			17,013,225
Total Government & Agency Obligations (Cost $62,077,330)			61,754,328
Convertible Bond 0.1%
Materials
GEO Specialty Chemicals, Inc., 144A, 7.5% Cash, 7.5% PIK, 10/30/2018 (Cost $686,797)		684,683	687,833
Loan Participations and Assignments 1.8%
Senior Loans **
AerCap Holdings NV, Term Loan A, 3.275%, 10/6/2023		1,500,000	1,512,562
Altice U.S. Finance I Corp., Term Loan B, 3.778%, 1/15/2025		3,589	3,637
Atlantic Broadband Finance LLC, Term Loan B, 3.278%, 11/30/2019		3,593	3,611
Berry Plastics Group, Inc., Term Loan D, 3.5%, 2/8/2020		1,894	1,899
DaVita HealthCare Partners, Inc., Term Loan B, 3.53%, 6/24/2021		2,325,066	2,357,908
FCA U.S. LLC, Term Loan B, 3.27%, 12/31/2018		582,217	583,583
Hilton Worldwide Finance LLC:
Term Loan B2, 3.271%, 10/25/2023		1,642,366	1,660,753
Term Loan B1, 3.5%, 10/26/2020		120,796	122,277
NRG Energy, Inc., Term Loan B, 3.028%, 6/30/2023		1,105,385	1,111,006
Outfront Media Capital LLC, Term Loan B, 3.028%, 2/1/2021		1,237,500	1,246,008
Pinnacle Foods Finance LLC:
Term Loan G, 3.276%, 4/29/2020		1,980	1,985
Term Loan H, 3.276%, 4/29/2020		1,623,547	1,627,776
Ply Gem Industries, Inc., Term Loan, 4.0%, 2/1/2021		604,921	613,238
SBA Senior Financial II LLC, Term Loan B1, 3.03%, 3/24/2021		721,994	725,405
Seminole Tribe of Florida, Term Loan, 3.248%, 4/29/2020		1,189,516	1,193,608
TransDigm, Inc., Term Loan F, 3.778%, 6/9/2023		1,303,688	1,302,652
Visteon Corp., Term Delay Draw B, 3.929%, 4/9/2021		2,205	2,226
Total Loan Participations and Assignments (Cost $13,977,517)			14,070,134
Municipal Bonds and Notes 0.1%
New York, NY, General Obligation, Series C, 5.0%, 8/1/2033 (Cost $714,054)		620,000	706,192
		Shares	Value ($)
Exchange-Traded Funds 6.6%
iShares iBoxx $ High Yield Corporate Bond ETF (a)		390,000	34,062,600
VanEck Vectors JPMorgan EM Local Currency Bond ETF (a)		1,068,133	19,205,031
Total Exchange-Traded Funds (Cost $53,960,302)			53,267,631
Securities Lending Collateral 5.4%
Government & Agency Securities Portfolio "Deutsche Government Cash Institutional Shares", 0.51% (h) (i) (Cost $43,740,218)		43,740,218	43,740,218
Cash Equivalents 0.2%
Deutsche Central Cash Management Government Fund, 0.54% (h) (Cost $1,628,198)		1,628,198	1,628,198
		% of Net Assets	Value ($)
Total Investment Portfolio (Cost $798,814,815) †		105.4	846,585,263
Other Assets and Liabilities, Net		(5.4)	(43,709,615)
Net Assets		100.0	802,875,648

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of January 31, 2017.
***	These securities are shown at their current rate as of January 31, 2017.
****	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $800,138,722. At January 31, 2017, net unrealized appreciation for all securities based on tax cost was $46,446,541. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $66,061,232 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,614,691.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2017 amounted to $42,556,496, which is 5.3% of net assets.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	When-issued security.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	At January 31, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At January 31, 2017, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
EM: Emerging Markets
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.
JSC: Joint Stock Company
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REIT: Real Estate Investment Trust
RSP: Risparmio (Convertible Savings Shares)
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.
At January 31, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year Australian Treasury Bond	AUD	3/15/2017	118	11,481,396	15,546
3 Month Euro Euribor Interest Rate	EUR	12/18/2017	13	3,517,145	(371)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate	CHF	12/18/2017	13	3,310,267	(348)
3 Month Euroyen	JPY	12/18/2017	15	3,318,738	(709)
90 Day Eurodollar	USD	12/18/2017	13	3,201,250	(3,612)
90 Day Sterling Interest Rate	GBP	12/20/2017	21	3,284,086	(705)
ASX 90 Day Bank Accepted Bills	AUD	12/7/2017	18	13,588,881	1,298
Ultra Long U.S. Treasury Bond	USD	3/22/2017	295	47,402,813	(730,789)
Total net unrealized depreciation					(719,690)

At January 31, 2017, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2017	338	42,070,438	99,666
Euro-BTP Italian Government Bond	EUR	3/8/2017	79	11,164,068	324,236
U.S. Treasury Long Bond	USD	3/22/2017	4	603,375	7,616
Ultra 10 Year U.S. Treasury Note	USD	3/22/2017	24	3,219,750	28,262
Total net unrealized appreciation					459,780

At January 31, 2017, open credit default swap contracts sold were as follows:

Centrally Cleared Swaps
Expiration Date	Notional Amount ($) (j)	Fixed Cash Flows Received	Underlying Reference Obligation	Value ($)	Unrealized Appreciation ($)

6/20/2021	17,600,000	5.0%	Markit CDX North America High Yield	1,330,953	709,430

(j)	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.
At January 31, 2017, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

5/9/2016 5/9/2026	8,800,000	Fixed — 2.48%	Floating — 3-Month LIBOR	(156,013)	(64,482)
12/4/2015 12/4/2045	19,000,000	Fixed — 2.615%	Floating — 3-Month LIBOR	12,331	408,640
12/16/2015 9/17/2035	400,000	Fixed — 2.938%	Floating — 3-Month LIBOR	(21,602)	(14,059)
12/21/2016 12/21/2046	11,700,000	Fixed — 2.25%	Floating — 3-Month LIBOR	1,085,870	2,180,707
7/13/2016 7/13/2046	13,500,000	Fixed — 2.22%	Floating — 3-Month LIBOR	1,198,504	1,198,504
12/16/2015 9/16/2020	20,600,000	Floating — 3-Month LIBOR	Fixed — 2.214%	385,463	392,424
Total net unrealized appreciation				4,101,734

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at January 31, 2017 is x.xx%.
At January 31, 2017, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
MXN	96,100,000	USD	4,723,868	2/14/2017	123,332	Barclays Bank PLC
JPY	3,972,000,000	USD	36,374,459	2/17/2017	1,182,642	Goldman Sachs & Co.
USD	17,036,243	JPY	1,985,920,000	2/17/2017	558,956	Goldman Sachs & Co.
USD	17,554,801	JPY	1,986,080,000	2/17/2017	41,816	JPMorgan Chase Securities, Inc.
USD	2,447,421	MXN	51,195,000	2/21/2017	940	JPMorgan Chase Securities, Inc.
MXN	204,779,692	USD	9,935,586	2/21/2017	142,157	JPMorgan Chase Securities, Inc.
USD	3,163,301	MXN	68,260,000	2/21/2017	101,180	JPMorgan Chase Securities, Inc.
USD	3,193,249	MXN	68,259,692	2/21/2017	71,217	Barclays Bank PLC
MXN	35,710,000	USD	1,707,723	2/28/2017	1,636	Toronto-Dominion Bank
USD	14,512,855	KRW	16,955,369,000	3/2/2017	81,824	Barclays Bank PLC
USD	6,779,778	JPY	788,800,000	3/13/2017	215,547	Citigroup, Inc
USD	6,889,986	JPY	788,800,000	3/13/2017	105,339	Goldman Sachs & Co.
USD	7,316,854	EUR	6,800,000	3/13/2017	35,821	Barclays Bank PLC
USD	34,404,248	EUR	32,800,000	3/20/2017	1,075,517	Barclays Bank PLC
USD	7,828,708	GBP	6,340,000	4/4/2017	158,846	Barclays Bank PLC
USD	72,819,330	EUR	68,100,000	4/12/2017	931,449	Canadian Imperial Bank of Commerce
USD	18,572,559	JPY	2,120,000,000	4/13/2017	256,979	Barclays Bank PLC
USD	21,793,479	GBP	17,700,000	4/13/2017	510,497	Canadian Imperial Bank of Commerce
Total unrealized appreciation					5,595,695
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	1,058,000	USD	1,323,272	2/2/2017	(7,691)	Nomura International PLC
USD	4,807,029	MXN	96,100,000	2/14/2017	(206,493)	Citigroup, Inc
USD	816,294	MXN	17,065,000	2/21/2017	(174)	JPMorgan Chase Securities, Inc.
MXN	102,390,000	USD	4,794,603	2/21/2017	(102,119)	Goldman Sachs & Co.
USD	1,711,725	MXN	35,710,000	2/28/2017	(5,638)	Toronto-Dominion Bank
JPY	1,274,000	USD	10,936	3/2/2017	(356)	Barclays Bank PLC
JPY	1,608,726,000	USD	14,049,008	3/2/2017	(209,468)	Morgan Stanley
USD	14,328,433	JPY	1,610,000,000	3/2/2017	(58,666)	Goldman Sachs & Co.
KRW	16,955,369,000	USD	14,463,706	3/2/2017	(130,974)	Australia & New Zealand Banking Group Ltd.
EUR	6,800,000	USD	7,210,251	3/13/2017	(142,425)	Barclays Bank PLC
JPY	788,800,000	USD	6,875,662	3/13/2017	(119,663)	Citigroup, Inc
JPY	788,800,000	USD	6,948,604	3/13/2017	(46,720)	Goldman Sachs & Co.
EUR	32,800,000	USD	34,298,534	3/20/2017	(1,181,231)	Bank of America
GBP	6,340,000	USD	7,728,099	4/4/2017	(259,455)	Nomura International PLC
EUR	30,500,000	USD	32,386,425	4/12/2017	(644,394)	Canadian Imperial Bank of Commerce
EUR	37,600,000	USD	39,663,300	4/12/2017	(1,056,660)	Barclays Bank PLC
JPY	2,120,000,000	USD	18,311,380	4/13/2017	(518,157)	Canadian Imperial Bank of Commerce
GBP	17,700,000	USD	21,483,552	4/13/2017	(820,423)	Goldman Sachs & Co.
JPY	2,076,000,000	USD	18,379,814	4/13/2017	(58,921)	Toronto-Dominion Bank
Total unrealized depreciation					(5,569,628)

Currency Abbreviations
AUD	Australian Dollar	IDR	Indonesian Rupiah
CHF	Swiss Franc	JPY	Japanese Yen
EUR	Euro	KRW	South Korean Won
GBP	British Pound	MXN	Mexican Peso
HUF	Hungarian Forint	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$25,243,984	$12,198,339	$—	$37,442,323
Consumer Staples	52,775,000	4,179,983	—	56,954,983
Energy	4,488,870	26,780,380	—	31,269,250
Financials	72,826,411	17,909,858	—	90,736,269
Health Care	25,851,834	24,742,959	—	50,594,793
Industrials	25,751,341	31,491,746	—	57,243,087
Information Technology	39,990,677	15,136,575	—	55,127,252
Materials	59,575	34,844,082	22,193	34,925,850
Real Estate	12,380,403	3,566,813	—	15,947,216
Telecommunication Services	15,181,561	2,422,513	—	17,604,074
Utilities	15,103,834	—	—	15,103,834
Preferred Stocks (k)	—	2,629,667	—	2,629,667
Warrants (k)	—	—	4,123	4,123
Fixed Income Investments (k)
Corporate Bonds	—	180,587,696	—	180,587,696
Asset-Backed	—	1,813,489	—	1,813,489
Mortgage-Backed Securities Pass-Throughs	—	144,167	—	144,167
Commercial Mortgage-Backed Securities	—	9,059,142	—	9,059,142
Collateralized Mortgage Obligations	—	13,543,514	—	13,543,514
Government & Agency Obligations	—	61,754,328	—	61,754,328
Convertible Bond	—	—	687,833	687,833
Loan Participations and Assignments	—	14,070,134	—	14,070,134
Municipal Bonds and Notes	—	706,192	—	706,192
Fixed Income - Exchange-Traded Funds	53,267,631	—	—	53,267,631
Short-Term Investments (k)	45,368,416	—	—	45,368,416
Derivatives (l)
Futures Contracts	476,624	—	—	476,624
Credit Default Swap Contracts	—	709,430	—	709,430
Interest Rate Swap Contracts	—	4,180,275	—	4,180,275
Forward Foreign Currency Exchange Contracts	—	5,595,695	—	5,595,695
Total	$388,766,161	$468,066,977	$714,149	$857,547,287
Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (l)
Futures Contracts	$(736,534)	$—	$—	$(736,534)
Interest Rate Swap Contracts	—	(78,541)	—	(78,541)
Forward Foreign Currency Exchange Contracts	—	(5,569,628)	—	(5,569,628)
Total	$(736,534)	$(5,648,169)	$—	$(6,384,703)

There have been no transfers between fair value measurement levels during the period ended January 31, 2017.
(k)	See Investment Portfolio for additional detailed categorizations.
(l)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, credit default swap contracts, interest rate swap contracts and forward foreign currency exchange contract.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts
Credit Contracts	$ —	$ 709,430	$ —
Foreign Exchange Contracts	$ —	$ —	$ 26,067
Interest Rate Contracts	$ (259,910)	$ 4,101,734	$ —

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Income Builder Fund, a series of Deutsche Market Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 23, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 23, 2017